DERIVATIVE LIABILITY (Details) (9% senior convertible promissory notes)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Dividend rate (as a percent)	0.00%
Maximum
Derivative [Line Items]
Term	2 years 2 months 1 day
Volatility (as a percent)	110.00%
Risk-free interest rate (as a percent)	0.33%
Minimum
Derivative [Line Items]
Term	2 years
Volatility (as a percent)	103.00%
Risk-free interest rate (as a percent)	0.27%